Restricted Net Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013 PRC [Member]	Dec. 31, 2012 PRC [Member]
Restricted Net Assets [Line Items]
Percentage of profit after-tax kept into general reserves, minimum	10.00%
Percentage of profit after-tax kept into general reserves to reach cumulative amount of paid-in capital	50.00%
Approximate amount of restricted portion of net assets		$ 10,749	$ 10,749